HOTEL OPERATING COSTS	12 Months Ended
Dec. 31, 2011
HOTEL OPERATING COSTS
9.	HOTEL OPERATING COSTS

Hotel operating costs include all direct costs incurred in the operation of the leased-and-operated hotels and franchised-and-managed hotels and consist of the following:

	Year Ended December 31,
	2009	2010	2011
Rent	418,544	476,100	655,247
Utilities	90,035	108,208	150,865
Personnel cost	169,248	210,906	329,078
Depreciation and amortization	141,600	163,125	227,938
Consumable, food and beverage	119,056	145,317	228,244
Others	65,989	76,546	111,965

Total	1,004,472	1,180,202	1,703,337